Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates and joint ventures
Related parties
Assets, related party	€ 8,473	€ 9,659	€ 7,202
Liabilities, related party	3,593	2,689	1,650
Income Statement, related party	1,269	1,386	993
Interest income, related party	106	111	73
Interest expense, related party	(8)	(15)	(3)
Gains/losses on financial assets and liabilities and others, related party	49	47	82
Commission income, related party	1,154	1,269	853
Commission expense, related party	(32)	(26)	(12)
Other, related party	4,097	4,219	4,707
Contingent liabilities and others	14	17	21
Contingent commitments	253	197	393
Derivative financial instruments	3,830	4,005	4,293
Associates and joint ventures | Financial liabilities: credit institutions
Related parties
Liabilities, related party	944	563	8
Associates and joint ventures | Financial liabilities: customers
Related parties
Liabilities, related party	2,557	2,064	1,596
Associates and joint ventures | Marketable debt securities
Related parties
Liabilities, related party	12	0	8
Associates and joint ventures | Others
Related parties
Liabilities, related party	80	62	38
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	151	740	0
Associates and joint ventures | Loans and advances: credit institutions
Related parties
Assets, related party	562	961	704
Associates and joint ventures | Loans and advances: customers
Related parties
Assets, related party	6,934	6,950	6,142
Associates and joint ventures | Debt instruments
Related parties
Assets, related party	423	848	295
Associates and joint ventures | Others
Related parties
Assets, related party	403	160	61
Members of the board of directors
Related parties
Assets, related party	0	0	0
Liabilities, related party	4	41	19
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	1	7	9
Contingent liabilities and others	0	5	7
Contingent commitments	1	1	1
Derivative financial instruments	0	1	1
Members of the board of directors | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Financial liabilities: customers
Related parties
Liabilities, related party	4	41	19
Members of the board of directors | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Others
Related parties
Liabilities, related party	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Members of the board of directors | Loans and advances: customers
Related parties
Assets, related party	0	0	0
Members of the board of directors | Debt instruments
Related parties
Assets, related party	0	0	0
Members of the board of directors | Others
Related parties
Assets, related party	0	0	0
Executive vicepresident
Related parties
Assets, related party	24	26	30
Liabilities, related party	16	12	12
Income Statement, related party	0	0	0
Interest income, related party	0	0	0
Interest expense, related party	0	0	0
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	0	0	0
Commission expense, related party	0	0	0
Other, related party	1	3	3
Contingent liabilities and others	0	2	1
Contingent commitments	1	1	2
Derivative financial instruments	0	0	0
Executive vicepresident | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Financial liabilities: customers
Related parties
Liabilities, related party	16	12	12
Executive vicepresident | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Others
Related parties
Liabilities, related party	0	0	0
Executive vicepresident | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Executive vicepresident | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Executive vicepresident | Loans and advances: customers
Related parties
Assets, related party	24	26	30
Executive vicepresident | Debt instruments
Related parties
Assets, related party	0	0	0
Executive vicepresident | Others
Related parties
Assets, related party	0	0	0
Other related parties
Related parties
Assets, related party	95	104	256
Liabilities, related party	159	57	363
Income Statement, related party	3	2	31
Interest income, related party	2	1	14
Interest expense, related party	0	0	(1)
Gains/losses on financial assets and liabilities and others, related party	0	0	0
Commission income, related party	1	1	18
Commission expense, related party	0	0	0
Other, related party	52	49	782
Contingent liabilities and others	3	38	508
Contingent commitments	13	6	64
Derivative financial instruments	36	5	210
Other related parties | Financial liabilities: credit institutions
Related parties
Liabilities, related party	0	0	0
Other related parties | Financial liabilities: customers
Related parties
Liabilities, related party	159	57	363
Other related parties | Marketable debt securities
Related parties
Liabilities, related party	0	0	0
Other related parties | Others
Related parties
Liabilities, related party	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances: credit institutions
Related parties
Assets, related party	0	0	0
Other related parties | Loans and advances: customers
Related parties
Assets, related party	95	104	256
Other related parties | Debt instruments
Related parties
Assets, related party	0	0	0
Other related parties | Others
Related parties
Assets, related party	€ 0	€ 0	€ 0